Provisions for Legal Proceedings - Summary of Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,348,157	R$ 1,268,564	R$ 1,193,931
Judicial deposits	766,107	714,684
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	501,247	479,532	441,674
Judicial deposits	387,451	376,454
Legal proceedings provision, civil, regulatory and environmental [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	375,561	344,048	284,344
Judicial deposits	180,277	173,884
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	471,349	444,984	R$ 467,913
Judicial deposits	R$ 198,379	R$ 164,346